Derivative Financial Instruments (Details 2) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Offsetting assets
Gross Non-Current Assets	$ 1,463	$ 945
Gross Amounts Offset	(2)	(7)
Net Non-Current Assets Presented	1,461	938
Net Amount	1,461	938
Offsetting liabilities
Gross Current Liabilities	54,839	74,199
Gross Amounts Offset	(19,058)	(6,452)
Net Current Liabilities Presented	35,781	67,747
Cash Collateral Not Offset	(251)	(14)
Net Amount	35,530	67,733
Commodity Swaps
Offsetting assets
Gross Non-Current Assets	1,463	945
Gross Amounts Offset	(2)	(7)
Net Non-Current Assets Presented	1,461	938
Net Amount	1,461	938
Offsetting liabilities
Gross Current Liabilities	54,588	74,178
Gross Amounts Offset	(19,058)	(6,445)
Net Current Liabilities Presented	35,530	67,733
Net Amount	35,530	67,733
Other Derivative Activity
Offsetting liabilities
Gross Current Liabilities	251	21
Gross Amounts Offset		(7)
Net Current Liabilities Presented	251	14
Cash Collateral Not Offset	$ (251)	$ (14)